Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Income Statement [Abstract]
Operating costs	$ 201,471	$ 120,468	$ 103,585	$ 306,708	$ 247,817	$ 673,625
Loss from operations	(201,471)	(120,468)	(103,585)	(306,708)	(247,817)	(673,625)
Other income (expense):
Interest income on marketable securities held in Trust Account	2,021	197,174	49,785	4,020	513,916	519,105
Change in fair value of warrant liability	(4,792,947)	(444,076)	(279,026)	(3,758,993)	3,925,561	45,071
Unrealized loss on marketable securities held in Trust Account		(182,776)	(13,602)
Transaction costs attributable to the Initial Public Offering			(187,916)
Other (expense) income, net	(4,790,926)	(429,678)	(430,759)	(3,754,973)	4,439,477	564,176
Net (loss) income	$ (4,992,397)	$ (550,146)	$ (534,344)	$ (4,061,681)	$ 4,191,660	$ (109,449)
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in Shares)	6,729,062	7,120,317	6,460,450	6,683,183	6,905,415	6,932,496
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.07	$ 0.06
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares (in Shares)	3,403,438	3,012,183	2,112,827	3,449,317	3,227,085	3,200,004
Basic and diluted net (loss) income per share, Non-redeemable ordinary shares (in Dollars per share)	$ (1.47)	$ (0.19)	$ (0.27)	$ (1.18)	$ 1.16	$ (0.17)